Income Taxes - Income Tax Benefit (Details) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2019	May 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Income Tax Disclosure [Abstract]
Income tax benefit at statutory rate	$ 4,850	$ 1,394	$ 30,131	$ 2,867
Change in valuation allowance	(4,850)	(1,394)	(30,131)	(2,867)
Income tax benefit	$ 0	$ 0	$ 0	$ 0